Acquisition of Connacher Oil and Gas Limited	9 Months Ended
Sep. 30, 2026
Acquisition of Connacher Oil and Gas Limited [Abstract]
ACQUISITION OF CONNACHER OIL AND GAS LIMITED

3. ACQUISITION OF CONNACHER OIL AND GAS LIMITED

On August 5, 2026, Greenfire acquired all of the issued and outstanding common shares of Connacher Oil and Gas Limited (“Connacher”) in exchange for cash consideration of $1,297.0 million (the “Acquisition”).

The Company elected to apply the optional concentration test under IFRS 3 Business Combinations and accounted for the Acquisition as an asset acquisition. Connacher’s results of operations have been included in the consolidated financial statements from the acquisition date.

Pursuant to the acquisition agreement, Greenfire repaid Connacher’s term loan upon closing of the Acquisition.

The following table summarizes the total consideration paid and the net assets acquired.

Consideration for the acquisition:
Cash	$1,297,000
Capitalized transaction costs	9,525
Total consideration	1,306,525
Allocation of the purchase price:
Cash	17,456
Accounts receivable	85,851
Inventories	19,748
Prepaid expenses and deposits	1,691
Property, plant and equipment	1,379,344
Accounts payable and accrued liabilities	(55,888)
Risk management contracts	(19,116)
Debt: Infrastructure loan	(45,866)
Debt: Term loan	(62,469)
Decommissioning liabilities	(14,226)
Net assets acquired	$1,306,525